Earnings per share (EPS) - Reconciliation Between Shares Used in Calculating Basic and Diluted EPS (Details) - shares shares in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Weighted average shares used in basic EPS calculation (million) (shares)	1,075	1,071
Dilutive share options outstanding (shares)	0	1
Other potentially issuable shares (shares)	17	19
Weighted average shares used in diluted EPS calculation (shares)	1,092	1,091